ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - Schedule of Accounts Payable and Accrued Liabilities - USD ($)	Feb. 28, 2022	May 31, 2021	May 31, 2020
Schedule of Accounts Payable and Accrued Liabilities [Abstract]
Trade accounts payable	$ 883,939	$ 771,843	$ 591,060
Accrued payroll and payroll taxes	260,785	279,721	212,361
Accrued liabilities		557,061	369,462
Total	$ 1,875,042	$ 1,608,625	$ 1,172,883